Share-based Payment	9 Months Ended
Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 7—Share-based Payment

As an incentive to the Executive Board, employees, members of the Board of Directors and select consultants, Ascendis Pharma A/S has established warrant programs and, since December 2021, a Restricted Stock Unit program (“RSU program”), which are equity-settled share-based payment transactions.

Share-based Compensation Costs

Share-based compensation costs are determined using the grant date fair value of warrants and Restricted Stock Units (“RSUs”) granted and are recognized over the vesting period as research and development costs, selling, general and administrative expenses, or cost of sales. For the three and nine months ended September 30, 2022 and 2021, share-based compensation costs recognized in the unaudited condensed consolidated interim statement of profit or loss were €13.5 million and €50.3, respectively, and €13.3 million and €52.7 million, respectively.

Restricted Stock Unit Program

RSUs are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to the Executive Board, select employees and members of the Board of Directors (“RSU-holders”) in accordance with the Company’s RSU program adopted in December 2021. In addition, RSUs may be granted to select consultants. One RSU represents a right for the RSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting if the vesting conditions are met, or waived by the Board of Directors at its discretion.

All RSUs are hedged by treasury shares that have been repurchased in the market. Upon vesting, the Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

RSU Activity

The following table specifies the number of RSUs granted, and outstanding RSUs at September 30, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148
Granted during the period	—
Settled during the period	—
Transferred during the period	—
Forfeited during the period	(21,741)
Outstanding at September 30, 2022	126,407
Specified by vesting date
December, 2022	42,131
December, 2023	42,132
December, 2024	42,144
Outstanding at September 30, 2022	126,407

The fair value of RSUs at the date of grant was €123.46 for the year ended December 31, 2021, which was the first date of granting RSUs.

Warrant program

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board of Directors and select consultants (“warrantholders”). Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board of Directors. Vested warrants may be exercised in two or four annual exercise periods.

Warrant Activity

The following table specifies the warrant activity for the nine months ended September 30, 2022:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2022	7,085,073	80.30
Granted during the period	258,350	93.94
Exercised during the period	(89,558)	20.40
Forfeited during the period	(316,370)	124.01
Outstanding at September 30, 2022	6,937,495	79.58
Vested at September 30, 2022	4,652,454	60.69

The exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.50 depending on the grant dates.